UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended:  June 30, 1999

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.)[   ] is a restatement.
                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           Seth Tobias
Address:                        153 East 53rd Street
                                Suite 4801
                                New York, NY 10022



13F File Number:  028-03469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Seth Tobias
Title:                          Manager
Phone:                          212-521-5050
Signature, Place, and Date of Signing:

         /s/ S. Tobias            New York, NY                   8-11-99
          (Signature)             (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[   ]                           13F NOTICE.

[   ]                           13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager     0

Form 13F Information Table Entry    93

Form 13F Information Table Value    $192,731

List of Other Included Managers:    None

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                                                              FORM 13F-HR
                                                         qtr ending 6/30/99

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR     SOLE  SHRD NONE

Abovenet Communications      OTC   IS       003743101          1838       50000  SH           x                     50000
Apria Healthcare Group Inc   COMMON         037933108          1944      119600  SH           x                    119600
Standard Aotumotive          COMMON         853097103          1800      100000  SH           x                    100000
American Home Products       COMMON         026609107           861       15000  SH           x                     15000
Alacatel Alsthom             COMMON         013904305          1703       60000  SH           x                     60000
Amgen Inc.                   OTC   IS       031162100          2148       35000  SH           x                     35000
AnnTaylor Stores Corp.       COMMON         036115103           900       20000  SH           x                     20000
Atmel Corp.                  OTC   IS       049513104          1309       50000  SH           x                     50000
American Express Co          COMMON         025816109          4710       40000  SH           x                     40000
Best Buy Company Inc.        COMMON         086516101           338        5000  SH           x                      5000
Baker Hughes Inc.            COMMON         057224107          1675       50000  SH           x                     50000
BJ Services                  COMMON         055482103          1178       40000  SH           x                     40000
BP Amoco PLC                 COMMON         055622104          4340       40000  SH           x                     40000
Brooktrout Technology Inc.   OTC   IS       114580103           377       23500  SH           x                     23500
Anheuser Busch Companies     COMMON         035229103           709       10000  SH           x                     10000
Citigroup Inc.               COMMON         172967101          7600      160000  SH           x                    160000
Cooper Cameron Corp.         COMMON         216640102          1853       50000  SH           x                     50000
Creative Biomolecules Inc.   OTC   IS       225270107           580      160000  SH           x                    160000
CBS Corp.                    COMMON         12490K107           218        5000  SH           x                      5000
Circuit City Stores          COMMON         172737108          1860       20000  SH           x                     20000
Cendant Corp.                COMMON         151313103          3075      150000  SH           x                    150000
Champion Intl. Corp.         COMMON         158525105           479       10000  SH           x                     10000
Chevron corp                 COMMON         166751107          3803       40000  SH           x                     40000
Centocor Inc                 OTC   IS       152342101           466       10000  SH           x                     10000
Checkfree Corporation        OTC   IS       162816102           827       30000  SH           x                     30000
Compaq Computer Corp         COMMON         204493100          6338      200000  SH           x                    200000
DBS Industries Inc New       OTC   IS       233041300           281      100000  SH           x                    100000
Donaldson Lufkin & J..Direct COMMON         257661504          2213       75000  SH           x                     75000
Donaldson Lufkin & Jenrette  COMMON         257661108          3615       60000  SH           x                     60000
Diamond Offshore             COMMON         25271C102          1986       70000  SH           x                     70000
Dura Pharmaceuticals Inc.    OTC   IS       26632S109           298       25000  SH           x                     25000
E-Loan Inc.                  OTC   IS       26861P107          1157       30000  SH           x                     30000
E trade Group Inc.           OTC   IS       269246104           399       10000  SH           x                     10000
Ensco International Inc.     COMMON         26874Q100          1380       69200  SH           x                     69200
Federated Department Stores  COMMON         31410H101          2647       50000  SH           x                     50000
R&B Falcon Corp              COMMON         74912E101          3281      350000  SH           x                    350000
Sprint                       COMMON         852061100          1060       20000  SH           x                     20000
Global Crossing Ltd          OTC   IS       G3921A100          3572       83800  SH           x                     83800
Genzyme Corp                 OTC   IS       372917104          1334       27500  SH           x                     27500
General Instrument Corp      COMMON         370120107          3400       80000  SH           x                     80000
Goldman Sachs Group Inc.     COMMON         38141G104          2755       38000  SH           x                     38000
Grey Wolf Inc.               COMMON         397888108          1472      588900  SH           x                    588900
Halliburton Co               COMMON         406216101          2263       50000  SH           x                     50000
Homestake Mining Co.         COMMON         437614100           819      100000  SH           x                    100000
Homeseekers.com Inc.         OTC   IS       437614100           119       25000  SH           x                     25000
Homeseekers.com-pvt place.   OTC   IS       437605108           713      150000  SH           x                    150000
Igen Inc.                    OTC   IS       449536101          1893       65000  SH           x                     65000
Intertan Inc.                COMMON         461120107          2500      125000  SH           x                    125000
Jagnotesom Inc.              OTC   IS       47008C106           225       31000  SH           x                     31000
Jagnotes.Com Inc. pvt.
     Pl. restr.              OTC   IS       47008C106          1390      347600  SH           x                    247600
Eli Liily & Co.              COMMON         532457108          2149       30000  SH           x                     30000
Lowes Co.                    COMMON         548661107           794       14000  SH           x                     14000
Mattel Inc.                  COMMON         577081102          1045       40000  SH           x                     40000
Merrill Lynch & Co. Inc.     COMMON         590188108          4770       60000  SH           x                     60000
Merck & Co.                  COMMON         589331107           920       12500  SH           x                     12500
Marine Drilling Companies    COMMON         568240201          1794      131100  SH           x                    131100
Morgan Stanley Dean Witter   COMMON         617446448          5901       57500  SH           x                     57500
Nabors Industries Inc.       COMMON         629568106          1950       80000  SH           x                     80000
Newmont Mining Corp.         COMMON         651639106          1491       75000  SH           x                     75000
Nike Inc. Cl. B              COMMON         654106103          2155       34000  SH           x                     34000
Pairgain Technologies Inc.   OTC   IS       695934109          1035       90000  SH           x                     90000
Asia Pulp and Paper Co. LTD  COMMON         04516V100           963      100000  SH           x                    100000
The Pepsi Bottling Group Inc.COMMON         713409100          4625      200000  SH           x                    200000
Pepsico Inc.                 COMMON         713448108          2515       65000  SH           x                     65000
Pharmacia & Upjohn           COMMON         716341109          1420       25000  SH           x                     25000
Providian Financial Corp.    COMMON         74406a102          5129       55000  SH           x                     55000
Qwest Communications Intl.   OTC   IS       749121109           331       10000  SH           x                     10000
Transocean Offshore Inc.     COMMON         893817106          2231       85000  SH           x                     85000
Royal Olympic Cruise Lines   OTC   IS       780636106           413      143600  SH           x                    143600
Smithkline Beechman Plc      COMMON         832378301           661       10000  SH           x                     10000
Schwab Charles Corp.New      COMMON         808513105          1090       10000  SH           x                     10000
Santa Cruz Operation Inc.    OTC   IS       801833104           240       36700  SH           x                     36700
Santa Fe Intl                COMMON         G7805C108          1208       52500  SH           x                     52500
Schering Plough Corp.        COMMON         806605101           525       10000  SH           x                     10000
Smith International inc.     COMMON         832110100          1998       46000  SH           x                     46000
Saks Inc.                    COMMON         79377W108          1444       50000  SH           x                     50000
Sky Lynx Inc.-pvt.pl.        COMMON                             500      500000  SH           x                    500000
Schlumberger Ltd             COMMON         806857108          3821       60000  SH           x                     60000
Synetic Inc.                 OTC   IS       87160F109          1719       25000  SH           x                     25000
Strategic Global Comm.       OTC   IS       8.56E+107           303       25000  SH           x                     25000
Symantec Corp.               OTC   IS       871503108          1913       75000  SH           x                     75000
AT&T Corp.                   COMMON         001957109          4186       75000  SH           x                     75000
Tel-Save Holdings            OTC   IS       874264104         20220     1797300  SH           x                   1797300
TJX Companies Inc.           COMMON         872540109           333       10000  SH           x                     10000
TheStreet.Com Inc.           OTC   IS       88368Q103          1800       50000  SH           x                     50000
Crown Castle Intl Corp.      OTC   IS       228227104          3122      150000  SH           x                    150000
Time Warner Inc.             COMMON         887315109           726       10000  SH           x                     10000
Texaco Inc.                  COMMON         881694103           749       12000  SH           x                     12000
Tyco International LTD       COMMON         902124106          5685       60000  SH           x                     60000
Vanguard Tech. Pfd. Series B pvt placement                     1100     2707549  SH           x                   2707549
MCI Worldcom Inc.            OTC   IS       55268B106          2582       30000  SH           x                     30000
Warner Lambert Co.           COMMON         934488107           691       10000  SH           x                     10000
Venator Group                COMMON         922944103           783       75000  SH           x                     75000
                                                            192,731

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